Convertible Note Financing - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 08, 2018	Dec. 31, 2019	Dec. 31, 2018	Nov. 05, 2018
Short-term Debt [Line Items]
Conversion upon a qualified equity financing	$ 5,000,000
Unpaid interest	80.00%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Accured Interest		8.00%
Maturity date		Dec. 31, 2019
Accretion of the discount and aggregate interest expense			$ 14,000
Convertible Notes Payable [Member] | Series A Preferred Stock
Short-term Debt [Line Items]
Convertible preferred stock, shares issued upon conversion				63,585
Convertible Notes Payable [Member] | Chief Executive Officer [Member]
Short-term Debt [Line Items]
Promissory note issued	$ 50,000